Private Placement (Details) - USD ($)	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Aggregate purchase of shares	8,100,000
Price per shares	$ 1.00
Aggregate purchase price	$ 8,100,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of shares	8,100,000	8,100,000
Price per shares	$ 1.00	$ 1.00
Aggregate purchase price	$ 8,100,000	$ 8,100,000
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Description of sale of stock	Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 8).	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
Class A Common Stock [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Description of sale of stock		Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 8).